Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the year	$ 205,873	$ 166,158	$ 92,040
Adjustments to reconcile profit for the year to net cash (used in) provided by operating activities:
Depreciation and amortization of equipment, leasehold improvements	2,499	2,280	2,154
Amortization of intangible assets	1,064	814	561
Gain on remeasurement - lease liability	0	(36)	0
Provision for credit losses	17,299	27,463	19,521
Realized gain on financial instruments at FVTPL	(251)	0	(510)
Realized gain on financial instruments at FVOCI	(68)	0	0
Loss on sale of financial instruments at amortized cost	0	3,858	0
Compensation cost - share-based payment	7,497	5,471	2,157
Net changes in hedging position and foreign currency	(33,701)	37,894	719
Loss on disposal of equipment and leasehold improvements	12	3	6
Derecognition of intangible assets	0	20	0
Interest income	(785,032)	(679,260)	(332,621)
Interest expense	525,821	446,077	184,610
Changes in operating assets and liabilities:
Restricted and pledged deposits	(83,523)	(9,734)	(8,599)
Loans	(1,214,308)	(406,064)	(1,053,888)
Other assets	(3,057)	(7,376)	1,709
Due to depositors	1,005,136	1,217,433	154,488
Other liabilities	(9,107)	26,691	12,284
Cash flows (used in) provided by operating activities	(363,846)	831,692	(925,369)
Interest received	773,839	642,862	296,131
Interest paid	(532,652)	(412,440)	(140,415)
Net cash (used in) provided by operating activities	(122,659)	1,062,114	(769,653)
Cash flows from investing activities:
Acquisition of equipment, leases and leasehold improvements	(1,813)	(761)	(1,651)
Acquisition of intangible assets	(2,122)	(1,335)	(1,070)
Proceeds from the sale of securities at amortized cost	0	59,432	0
Proceeds from the sale of loans to FVTPL	0	0	49,681
Proceeds from the redemption of securities at amortized cost	298,655	298,429	132,524
Proceeds from the redemption of securities at FVOCI	0	78,600	112,840
Purchases of securities at amortized cost	(388,291)	(435,321)	(458,983)
Purchases of securities at FVOCI	(86,449)	(11,811)	0
Net cash used in investing activities	(180,020)	(12,767)	(166,659)
Cash flows from financing activities:
(Decrease) increase in securities sold under repurchase agreements	(97,323)	9,699	(127,000)
Net (decrease) increase in short-term borrowings and debt	(58,529)	(500,650)	579,065
Proceeds from long-term borrowings and debt	1,191,695	496,342	1,038,110
Payments of long-term borrowings and debt	(826,432)	(221,306)	(536,792)
Payments of lease liabilities	(1,091)	(1,032)	(995)
Dividends paid	(72,778)	(36,268)	(36,141)
Net cash provided by (used in) financing activities	135,542	(253,215)	916,247
(Decrease) increase net in cash and cash equivalents	(167,137)	796,132	(20,065)
Cash and cash equivalents at beginning of the year	1,987,068	1,190,936	1,211,001
Cash and cash equivalents at end of the year	$ 1,819,931	$ 1,987,068	$ 1,190,936